Contract Assets, Net and Liabilities - Schedule of Contract Asset is Presented Net of Allowance for Expected Credit Loss (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Asset is Presented Net of Allowance for Expected Credit Loss [Abstract]
Contract assets	$ 466,917	$ 1,060,590	$ 987,084
Less: allowance for expected credit losses	(1,200)	(2,919)	$ (2,949)
Total	$ 465,717	$ 1,057,671